Reconciliation of Segment Measures to the Consolidated Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments
Revenue	€ 27,553	€ 24,708	€ 23,461
Operating profit	4,473	5,703	4,877
Other non-operating income/expense, net	(74)	(56)	(36)
Financial income, net	198	(47)	188
Profit before tax	4,596	5,600	5,029
Operating segments
Disclosure of operating segments
Revenue	27,236	24,383	23,118
Operating profit	10,573	9,453	8,975
Other Revenue
Disclosure of operating segments
Revenue	398	359	345
Operating profit	398	359	345
Other Expenses
Disclosure of operating segments
Operating profit	(2,763)	(2,649)	(2,551)
Adjustment for currency impact
Disclosure of operating segments
Revenue	0	0	0
Operating profit	0	0	0
Adjustment of revenue under fair value accounting
Disclosure of operating segments
Revenue	(81)	(33)	(3)
Operating profit	(81)	(33)	(3)
Adjustment for Acquisition-related charges
Disclosure of operating segments
Operating profit	(689)	(577)	(587)
Adjustment for Share-based payment expenses
Disclosure of operating segments
Operating profit	(1,835)	(830)	(1,120)
Adjustment for Restructuring
Disclosure of operating segments
Operating profit	(1,130)	(19)	(182)
Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	23,544	21,753	20,857
Operating profit	9,868	8,922	8,587
Intelligent Spend Group | Operating segments
Disclosure of operating segments
Revenue	3,184	2,629	2,261
Operating profit	696	531	€ 388
Qualtrics | Operating segments
Disclosure of operating segments
Revenue	508
Operating profit	8
Constant Currency
Disclosure of operating segments
Revenue	27,553	24,708
Operating profit	4,473	5,703
Other non-operating income/expense, net	(74)	(56)
Financial income, net	198	(47)
Profit before tax	4,596	5,600
Constant Currency | Operating segments
Disclosure of operating segments
Revenue	26,520	25,593
Operating profit	10,268	9,904
Constant Currency | Other Revenue
Disclosure of operating segments
Revenue	385	368
Operating profit	385	368
Constant Currency | Other Expenses
Disclosure of operating segments
Operating profit	(2,700)	(2,791)
Constant Currency | Adjustment for currency impact
Disclosure of operating segments
Revenue	728	(1,219)
Operating profit	255	(317)
Constant Currency | Adjustment of revenue under fair value accounting
Disclosure of operating segments
Revenue	(81)	(33)
Operating profit	(81)	(33)
Constant Currency | Adjustment for Acquisition-related charges
Disclosure of operating segments
Operating profit	(689)	(577)
Constant Currency | Adjustment for Share-based payment expenses
Disclosure of operating segments
Operating profit	(1,835)	(830)
Constant Currency | Adjustment for Restructuring
Disclosure of operating segments
Operating profit	(1,130)	(19)
Constant Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	22,980	22,859
Operating profit	9,597	9,359
Constant Currency | Intelligent Spend Group | Operating segments
Disclosure of operating segments
Revenue	3,057	2,733
Operating profit	661	€ 545
Constant Currency | Qualtrics | Operating segments
Disclosure of operating segments
Revenue	483
Operating profit	€ 9